Item 1.  Schedule of Investments


 T. Rowe Price New Income Fund
 Unaudited                                                August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 17.7%
 Automobiles and Related 0.8%
 DaimlerChrysler, 6.50%, 11/15/13                      5,945        6,394

 Ford Motor Credit
 5.80%, 1/12/09                                        13,460       12,862

 VR, 4.74%, 11/16/06                                   2,900        2,889

 General Motors Acceptance Corp.
 6.875%, 8/28/12                                       1,500        1,405

 8.00%, 11/1/31                                        4,000        3,721

                                                                    27,271

 Banking 1.6%
 Bank of America Capital Trust, 5.625%, 3/8/35         6,000        6,146

 Bank One, 5.25%, 1/30/13                              5,300        5,441

 Capital One Bank, 6.50%, 6/13/13                      7,520        8,255

 HBOS, 144A, 6.00%, 11/1/33                            4,300        4,779

 Huntington National Bank, 4.375%, 1/15/10             5,600        5,559

 MBNA America Bank
 4.625%, 8/3/09                                        5,100        5,148

 7.125%, 11/15/12                                      2,200        2,527

 Sumitomo Mitsui Banking, 144A, 5.625%, 7/29/49        2,500        2,548

 U.S. Bancorp, 4.50%, 7/29/10                          4,800        4,823

 Wachovia
 5.50%, 8/1/35                                         2,950        3,025

 6.40%, 4/1/08                                         2,215        2,326

 Wells Fargo, VR, 3.512%, 3/23/07                      5,900        5,903

                                                                    56,480

 Broadcasting 0.2%
 AOL Time Warner, 7.625%, 4/15/31                      5,915        7,219

                                                                    7,219

 Building and Real Estate 0.7%
 Centex, 5.45%, 8/15/12                                5,210        5,250

 D. R. Horton, 5.625%, 9/15/14                         3,385        3,330

 Lennar, 144A, 5.60%, 5/31/15                          4,400        4,426

 NVR, 5.00%, 6/15/10                                   5,255        5,216

 Pulte Homes, 7.875%, 8/1/11                           5,000        5,652

                                                                    23,874

 Cable Operators 0.4%
 Clear Channel Communications, 7.65%, 9/15/10          5,000        5,505

 Comcast, 5.65%, 6/15/35                               3,360        3,299

 Rogers Cable, 5.50%, 3/15/14                          4,120        3,873

                                                                    12,677

 Conglomerates 0.7%
 General Electric Capital
 6.00%, 6/15/12                                        6,865        7,419

 6.125%, 2/22/11                                       5,700        6,150

 Tyco International, 6.375%, 10/15/11                  7,000        7,686

 United Technologies, 5.40%, 5/1/35                    4,800        5,005

                                                                    26,260

 Container 0.1%
 Sealed Air, 144A, 5.375%, 4/15/08                     5,200        5,273

                                                                    5,273

 Diversified Chemicals 0.1%
 Dow Chemical, 6.125%, 2/1/11                          3,225        3,478

                                                                    3,478

 Drugs 0.3%
 Amgen, 4.00%, 11/18/09                                3,285        3,248

 Genentech, 144A, 4.75%, 7/15/15                       4,120        4,153

 GlaxoSmithKline Capital, 5.375%, 4/15/34              3,355        3,551

                                                                    10,952

 Electric Utilities 1.7%
 Alabama Power, VR, 4.026%, 8/25/09                    3,980        3,993

 Black Hills, 6.50%, 5/15/13                           5,160        5,517

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        3,835        3,971

 Centerpoint Energy, 7.25%, 9/1/10                     3,675        4,062

 Exelon Generation, 5.35%, 1/15/14                     4,900        5,077

 FirstEnergy, 6.45%, 11/15/11                          4,800        5,201

 Pacific Gas & Electric, 6.05%, 3/1/34                 4,035        4,421

 Pinnacle West Capital, 6.40%, 4/1/06                  4,285        4,334

 PPL Capital Funding, 4.33%, 3/1/09                    5,075        5,017

 Progress Energy, 6.75%, 3/1/06                        3,348        3,387

 Public Service of New Mexico, 4.40%, 9/15/08          4,735        4,710

 Tri-State Generation, 144A, 6.04%, 1/31/18            2,850        3,016

 Westar Energy, 5.10%, 7/15/20                         3,010        3,014

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      2,690        2,780

                                                                    58,500

 Electronic Components 0.1%
 Motorola, 5.80%, 10/15/08                             5,000        5,190

                                                                    5,190

 Energy 0.3%
 Transocean, 7.50%, 4/15/31                            2,960        3,888

 YPF Sociedad Anonima, 10.00%, 11/2/28                 4,660        5,522

                                                                    9,410

 Entertainment and Leisure 0.1%
 International Speedway, 4.20%, 4/15/09                2,300        2,268

                                                                    2,268

 Exploration and Production 0.5%
 Diamond Offshore Drilling
 5.15%, 9/1/14                                         3,500        3,571

 144A, 4.875%, 7/1/15                                  3,600        3,588

 Encana Holdings Finance, 5.80%, 5/1/14                5,150        5,516

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            5,430        6,199

                                                                    18,874

 Finance and Credit 1.3%
 CIT Group, 5.00%, 2/1/15                              9,000        9,069

 Colonial Bank, 9.375%, 6/1/11                         3,980        4,741

 Countrywide Home Loans, 4.125%, 9/15/09               8,495        8,348

 HSBC Finance, 5.00%, 6/30/15                          6,000        6,015

 International Lease Finance, 6.375%, 3/15/09          5,020        5,315

 Northern Trust, 4.60%, 2/1/13                         3,075        3,100

 SLM Corporation, VR
 3.85%, 1/26/09                                        5,600        5,612

 4.64%, 4/1/09                                         3,840        3,791

                                                                    45,991

 Food Processing 0.5%
 Bunge Limited Finance, 4.375%, 12/15/08               5,290        5,267

 Kraft Foods, 5.625%, 11/1/11                          4,700        4,968

 McCormick, 6.40%, 2/1/06                              7,300        7,362

 WM Wrigley, 4.65%, 7/15/15                            1,475        1,496

                                                                    19,093

 Food/Tobacco 0.1%
 Philip Morris, 7.20%, 2/1/07                          1,860        1,930

                                                                    1,930

 Gaming 0.3%
 GTECH Holdings, 4.50%, 12/1/09                        6,155        6,099

 Harrah's Operating, 5.50%, 7/1/10                     2,700        2,772

                                                                    8,871

 Gas & Gas Transmission 0.6%
 Atmos Energy, 4.00%, 10/15/09                         5,775        5,621

 Duke Capital
 4.302%, 5/18/06                                       3,450         3,449

 6.25%, 2/15/13                                        4,350         4,702

 Enterprise Products Operations, 4.95%, 6/1/10         3,600         3,595

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            3,600         3,631

 TGT Pipeline, 144A, 5.50%, 2/1/17                     1,380         1,384

                                                                     22,382

 Healthcare Services 0.1%
 Highmark, 144A, 6.80%, 8/15/13                        4,005         4,396

                                                                     4,396

 Insurance 1.9%
 ACE INA Holdings, 5.875%, 6/15/14                     3,945         4,140

 AIG Sunamerica Global Financing XII
 144A, 5.30%, 5/30/07                                  6,070         6,170

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/07                                   5,200         5,274

 Cigna, 7.40%, 5/15/07                                 2,000         2,096

 Fund American Companies, 5.875%, 5/15/13              4,735         4,875

 Genworth Financial, 5.75%, 6/15/14                    4,700         5,017

 Jefferson Pilot, 144A, 8.14%, 1/15/46                 3,000         3,230

 Mangrove Bay Trust, 144A, 6.102%, 7/15/13             2,500         2,547

 Nationwide Financial Services, 5.90%, 7/1/12          5,170         5,520

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     2,735         2,896

 NLV Financial, 144A, 7.50%, 8/15/33                   3,375         3,920

 Principal Life Global Funding I, 144A, 5.25%, 1/15/13 4,900         5,098

 Prudential Financial, 3.75%, 5/1/08                   4,520         4,457

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 2,150         2,512

 Sun Life of Canada (U.S.) Capital Trust, 144A
 8.526%, 5/29/49                                       7,000         7,648

 Transamerica Capital, 144A, 7.65%, 12/1/26            2,500         2,989

                                                                     68,389

 Investment Dealers 0.6%
 Franklin Resources, 3.70%, 4/15/08                    1,650         1,624

 Goldman Sachs Capital I, 6.345%, 2/15/34              10,000        10,816

 Legg Mason, 6.75%, 7/2/08                             2,550         2,712

 Lehman Brothers Holdings, 3.50%, 8/7/08               7,500         7,332

                                                                     22,484

 Long Distance 0.4%
 AT&T Broadband, 8.375%, 3/15/13                       5,395         6,541

 Sprint Capital, 6.875%, 11/15/28                      7,750         8,891

                                                                     15,432

 Manufacturing 0.2%
 John Deere Capital, 7.00%, 3/15/12                    5,250         5,983

                                                                     5,983

 Media and Communications 0.2%
 Belo, 8.00%, 11/1/08                                  1,030        1,116

 News America
 6.20%, 12/15/34                                       3,185        3,327

 6.75%, 1/9/38                                         1,705        1,938

                                                                    6,381

 Metals and Mining 0.2%
 Newmont Mining, 5.875%, 4/1/35                        5,625        5,823

                                                                    5,823

 Paper and Paper Products 0.2%
 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10       5,500        6,357

                                                                    6,357

 Petroleum 0.9%
 Amerada Hess, 7.875%, 10/1/29                         4,800        6,107

 ConocoPhillips, 5.90%, 10/15/32                       4,560        5,152

 Devon Financing, 7.875%, 9/30/31                      4,035        5,266

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      3,280        3,707

 144A, VR, 4.71%, 6/15/10                              4,700        4,842

 Petro Canada, 5.95%, 5/15/35                          4,750        4,948

 PF Export Receivables Master Trust
 144A, 6.436%, 6/1/15                                  2,372        2,393

                                                                    32,415

 Railroads 0.3%
 Canadian National Railway, 6.25%, 8/1/34              5,110        5,969

 Norfolk Southern, 6.00%, 4/30/08                      6,175        6,423

                                                                    12,392

 Real Estate Investment Trust Securities 0.6%
 Archstone-Smith Operating Trust, REIT, 5.25%, 5/1/15  4,540        4,616

 Developers Diversified Realty, 3.875%, 1/30/09        3,565        3,478

 EOP Operating, 4.65%, 10/1/10                         4,100        4,087

 iStar Financial, 5.125%, 4/1/11                       4,800        4,785

 Simon Property Group, 3.75%, 1/30/09                  4,650        4,524

                                                                    21,490

 Retail 0.1%
 CVS, 4.00%, 9/15/09                                   2,985        2,947

                                                                    2,947

 Savings and Loan 0.2%
 Webster Financial, 5.125%, 4/15/14                    5,310        5,371

                                                                    5,371

 Supermarkets 0.2%
 Kroger, 8.05%, 2/1/10                                 4,855         5,464

                                                                     5,464

 Telecommunications 0.1%
 Telus, 8.00%, 6/1/11                                  4,250         4,938

                                                                     4,938

 Telephones 0.7%
 Deutsche Telekom International Finance, VR, 8.75%,    3,900         5,197
6/15/30
 France Telecom, STEP, 8.00%, 3/1/11                   4,360         5,043

 Telecom Italia Capital, 5.25%, 11/15/13               4,500         4,599

 Telofonos de Mexico, 5.50%, 1/27/15                   3,945         3,935

 Verizon Global Funding, 7.75%, 12/1/30                5,655         7,279

                                                                     26,053

 Transportation Services 0.1%
 ERAC USA Finance Company, 144A, 5.60%, 5/1/15         4,600         4,686

                                                                     4,686

 Wireless Communications 0.3%
 America Movil, 5.50%, 3/1/14                          3,255         3,239

 AT&T Wireless, 8.75%, 3/1/31                          4,500         6,350

                                                                     9,589

 Total Corporate Bonds and Notes (Cost $606,337)                     626,583

 ASSET-BACKED SECURITIES 4.1%
 Auto-Backed 0.7%
 Chase Manhattan Auto Owner Trust
 Series 2003-A, Class A4, 2.06%, 12/15/09              9,125         8,879

 GE Equipment Small Ticket
 Series 2005-1A, Class A4, 144A, 4.51%, 12/22/14       8,900         8,944

 WFS Financial Owner Trust
 Series 2004-1, Class A4, 2.81%, 8/22/11               5,465         5,356

                                                                     23,179

 Credit Card-Backed 1.8%
 Capital One Multi-Asset Execution Trust
 Series 2004, ClassA8, VR, 3.701%, 8/15/14             25,650        25,724

 Series 2005, Class A7, 4.70%, 6/15/15                 12,010        12,208

 Chase Issuance Trust, Series 2005
 Class A7, 4.55%, 3/15/13                              13,125        13,246


 Citibank Credit Card Issuance Trust
 Series 2005, Class C3, VR, 3.981%, 7/15/14            6,765         6,788

 MBNA Credit Card Master Note Trust
 Series 2005, Class A6, 4.128%, 1/15/13                6,340         6,384

                                                                     64,350

 Home Equity Loans-Backed 0.9%
 BankBoston Home Equity Loan Trust
 Series 1998-1, Class A6, 6.35%, 2/25/13               2,374         2,430

 Chase Funding Mortgage Loan
 Series 1998-1, Class 1M1, 6.59%, 5/25/28              1,051         1,049

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             1,750         1,749

 Countrywide Asset-Backed Certificates
 Series 2003-5, Class AF3, 3.613%, 4/25/30             3,766         3,746

 Credit-Based Asset Services and Securities Trust
 Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35       4,756         4,778

 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35          14,250        14,196

 Series 2005-A, Class M2, VR, 5.344%, 8/25/35          5,513         5,491

                                                                     33,439

 Stranded Asset 0.7%
 Peco Energy Transition Trust
 Series 2001-A, Class A1, 6.52%, 12/31/10              11,475        12,485

 PSE&G Transition Funding, Series 2001-1, Class A6
 6.61%, 6/15/15                                        3,374         3,785

 Reliant Energy Transition Bond
 Series 2001-1, Class A4, 5.63%, 9/15/15               8,572         9,085

                                                                     25,355

 Total Asset-Backed Securities (Cost $145,803)                       146,323

 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.1%
 Commercial Mortgage Backed Securities 5.1%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         11,450        11,498

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        2,483         2,455

 Bear Stearns Commercial Mortgage Securities
 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38       8,210         8,333

 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     1,901         1,883

 Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41      14,839        14,786

 Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42       14,994        14,973

 Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41       1,866         1,845

 Commercial Mortgage
 Series 2005-LP5, Class A1, CMO, PTC, 4.235%, 5/10/43  14,282        14,258

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32       13,000        14,154

 GE Capital Commercial Mortgage
 Series 2001-1, Class A2, CMO, 6.531%, 3/15/11         11,300        12,356

 GMAC Commercial Mortgage Securities
 Series 2001-C2, Class A1, CMO, 6.25%, 4/15/34         21,798        22,592

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36      8,931         8,830

 Series 2005-GG3, Class AAB, CMO, VR
 4.619%, 8/10/42                                       3,745         3,748

 GS Mortgage Securities Corp. II
 Series 2004-GG2, Class A2, CMO, 4.293%, 8/1/38        6,050         6,025

 J.P. Morgan Chase Commercial Mortgage Securities
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      6,516        6,762

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       7,275        7,866

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        5,975        5,748

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    11,750       11,789

 Morgan Stanley Dean Witter Capital
 Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39       9,400        10,147

                                                                    180,048

 Whole Loans-Backed 1.0%
 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.273%, 1/25/34    12,952       13,022

 Series 2004-1, Class 3A2, CMO, VR, 4.953%, 10/25/34   4,642        4,630

 Series 2004-A, Class 2A2, CMO, VR, 4.128%, 2/25/34    7,180        7,190

 Series 2004-D, Class 2A2, CMO, VR, 4.209%, 5/25/34    3,981        3,939

 Series 2004-H, Class 2A2, CMO, VR, 4.782%, 9/25/34    4,503        4,535

 Washington Mutual
 Series 2004-AR1, Class A, CMO, VR, 4.229%, 3/25/34    4,117        3,996

                                                                    37,312

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost $220,031)                                                     217,360

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 31.5%
 U.S. Government Agency Obligations 27.8% +/-
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 6/1/19                               31,095       30,877

 5.00%, 1/1/09 - 8/1/35                                68,842       69,075

 5.50%, 4/1/29                                         589          597

 6.00%, 10/1/32 - 12/1/33                              3,356        3,436

 6.50%, 5/1/17 - 5/1/24                                4,538        4,692

 7.00%, 2/1/24 - 6/1/32                                3,005        3,144

 7.50%, 5/1 - 6/1/24                                   201          214

 10.50%, 3/1/13 - 8/1/20                               20           21

 11.00%, 11/1/17 - 7/1/20                              15           17

 ARM
 4.545%, 9/1/35                                        8,900        8,703

 4.565%, 9/1/32                                        2,417        2,404

 4.721%, 8/1/35                                        10,800       10,678

 CMO
 4.50%, 3/15/16                                        31,450       31,261

 5.00%, 10/15 - 11/15/27                               27,283       27,579

 5.50%, 4/15/28                                        21,750       22,141

 6.50%, 3/15/23                                        6,663        6,690

 CMO, IO, 4.50%, 6/15/11 - 4/15/18                     24,945       2,297

 CMO, Principal Only, 8/1/28                           427          366

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 7/1/35                                101,257      99,971

 5.00%, 1/1/09 - 7/1/35                                37,170       37,178

 5.50%, 7/1/13 - 12/1/34                               289,778      293,684

 6.00%, 4/1/14 - 11/1/34                               150,248      154,002

 6.50%, 6/1/13 - 7/1/32                                40,358       41,693

 7.00%, 10/1/29 - 11/1/30                              112          118

 ARM, 4.70%, 9/1/35                                    11,316       11,198

 CMO
 3.50%, 4/25/13                                        7,250        7,143

 5.00%, 3/25/15                                        15,800       15,884

 CMO, IO
 5.50%, 11/25/28                                       4,469        299

 6.50%, 2/1/32                                         1,645        320

 TBA
 5.00%, 1/1/33                                         78,865       78,249

 6.50%, 1/1/34                                         20,000       20,650

                                                                    984,581

 U.S. Government Obligations 3.7%
 Government National Mortgage Assn.
 5.00%, 7/15 - 9/20/33                                 59,764       60,082

 5.50%, 1/20 - 4/15/34                                 16,354       16,648

 6.00%, 2/15/14 - 1/20/35                              24,284       25,063

 6.50%, 8/15/25 - 9/20/34                              3,244        3,386

 7.00%, 3/15/13 - 11/20/28                             7,201        7,575

 7.50%, 8/15/16 - 8/15/28                              1,284        1,365

 8.00%, 7/15/16 - 10/15/27                             4,692        5,023

 8.50%, 11/15/16 - 9/20/26                             834          901

 9.00%, 1/15/09 - 11/15/19                             207          226

 9.50%, 6/15/09 - 2/15/25                              38           41

 10.25%, 5/15 - 11/15/20                               128          142

 11.00%, 12/15/09 - 6/15/19                            1,451        1,596

 11.50%, 3/15/10 - 10/15/15                            201          223

 CMO, 2.946%, 3/16/19                                  7,050        6,789

 Principal Only, CMO, 3/16/28                          865          813

                                                                    129,873

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $1,112,950)                                       1,114,454

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 31.8%
 U.S. Government Agency Obligations +/- 4.2%
 Federal Home Loan Bank, 5.25%, 6/18/14 ss.              15,345       16,405

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                      14,182       13,769

 4.75%, 10/11/12 ss.                                     10,000       10,008

 5.125%, 7/15/12 ss.                                     23,438       24,692

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                      520          508

 4.25%, 7/15/07                                        20,000       20,079

 4.375%, 9/15/12 ss.                                     10,650       10,756

 4.625%, 10/15/14 ss.                                    20,000       20,444

 5.75%, 2/15/08 ss.                                      15,045       15,635

 7.125%, 1/15/30 ss.                                     11,300       15,356

 CMO, 2.91%, 11/25/33                                  1,677        1,671

                                                                    149,323

 U.S. Treasury Obligations 27.6%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     11,620       13,625

 5.50%, 8/15/28 ss.                                      7,500        8,790

 6.00%, 2/15/26 ss.                                      460          564

 6.25%, 8/15/23 - 5/15/30 ss.++                          34,110       43,476

 6.375%, 8/15/27 ss.                                     5,750        7,414

 6.50%, 11/15/26 ss.                                     29,650       38,577

 7.50%, 11/15/16 ss.++                                   25,100       32,622

 7.625%, 2/15/25 ss.                                     5,125        7,343

 8.00%, 11/15/21 ss.                                     7,000        10,021

 8.50%, 2/15/20 ss.                                      22,805       33,217

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ss.                                     28,948       31,400

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14 ss.                                      30,687       31,684

 3.625%, 1/15/08 ss.                                     9,180        9,737

 U.S. Treasury Notes
 1.625%, 9/30/05 ss.                                     80,000       79,875

 1.875%, 11/30/05 ss.                                    145,225      144,612

 3.375%, 11/15/08 ss.                                    9,050        8,923

 3.50%, 11/15/06 - 2/15/10 ss.                           57,850       57,306

 3.875%, 2/15/13 ss.                                     26,875       26,724

 4.00%, 6/15/09 - 4/15/10 ss.                            68,800       69,218

 4.125%, 5/15/15 ss.                                     37,800       38,036

 4.25%, 8/15 - 11/15/13 ss.                              69,350       70,582

 4.75%, 5/15/14 ss.                                      97,885       103,116

 5.00%, 8/15/11 ss.                                      52,050       54,994

 5.75%, 8/15/10 ss.                                      33,000       35,764

 U.S. Treasury Stripped Interest Payment
 Zero Coupon, 5/15/20 ss.                                32,250       17,188

                                                                    974,808

 Total U.S. Government & Agency Obligations
 (Excluding Mortgage-Backed) (Cost $1,088,899)                       1,124,131

 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
 OBLIGATIONS 2.4%
 Federal Republic of Germany, 3.25%, 4/9/10 (EUR)      8,800         11,179

 Government of Poland, 5.00%, 10/24/13 (PLN)           100,075       31,292

 Republic of South Africa, 6.50%, 6/2/14 ss.           7,295         8,079

 United Mexican States, 8.00%, 12/19/13 (MXN)          393,500       34,409

 Total Foreign Government Obligations & Agency                       84,959
Obligations (Cost $82,296)

 MUNICIPAL BONDS 2.5%
 Atlanta Airport, 5.00%, 1/1/33 (FSA Insured)          10,850        11,485

 California, GO
 5.25%, 4/1/34                                         2,570         2,829

 5.50%, 11/1/33                                        2,500         2,813

 Economic Recovery, 5.00%, 7/1/16                      3,475         3,746

 Clark County School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                         5,520         6,007

 District of Columbia, GO, 5.00%, 6/1/16 (MBIA Insured)6,855         7,445

 Houston Water & Sewer, 5.25%, 5/15/16 (MBIA Insured)  8,425         9,349

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          3,175         3,430

 New York City, GO, 5.00%, 3/1/14                      3,000         3,274

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                         5,675         6,016

 North Carolina, GO, 5.25%, 3/1/13                     15,740        17,720

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27           1,640         1,848

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (MBIA Insured) (Tender 2/1/12)                        11,050        12,176

 Total Municipal Bonds (Cost $86,427)                                88,138

 COMMON STOCKS 0.6%
 Bank and Trust 0.1%
 U.S. Bancorp ss.                                      55            1,607

 Washington Mutual ss.                                 39            1,601

                                                                     3,208

 Building and Real Estate 0.1%
 Weingarten Realty Investors, REIT ss.                 59            2,255

                                                                     2,255

 Diversified Chemicals 0.1%
 DuPont                                                42            1,662

                                                                     1,662

 Electric Utilities 0.1%
 Duke Energy ss.                                       59            1,705

 FirstEnergy ss.                                       24            1,199

 NiSource ss.                                          70            1,690

                                                                     4,594

 Energy Services 0.0%
 Royal Dutch Shell ADR                                 20            1,299

                                                                     1,299

 Financial Services 0.0%
 Citigroup ss.                                         30            1,313

                                                                     1,313

 Integrated Petroleum - International 0.1%
 BP ADR ss.                                             20            1,368

 Chevron ss.                                            38            2,333

                                                                      3,701

 Pharmaceuticals 0.0%
 Merck ss.                                               35            988

                                                                       988

 Telecommunications 0.1%
 Telus (Non-voting shares)                             61            2,261

                                                                     2,261

 Total Common Stocks (Cost $17,642)                                  21,281

 PREFERRED STOCKS 0.1%
 Real Estate 0.1%
 Roslyn Real Estate Asset                              0             2,020

 Total Preferred Stocks (Cost $2,046)                                2,020

 INTEREST RATE SWAP AGREEMENTS 0.0%
 Barclays Capital, Pay 4.333% Fixed
 Receive 3 month LIBOR (Currently 3.19%) 4/29/10       20,000        (56)

 Citigroup
 Pay 4.414% Fixed
 Receive 3 month LIBOR (Currently 3.338%) 3/2/10       15,000        (89)

 Pay 4.394% Fixed
 Receive 3 month LIBOR (Currently 3.66%) 4/26/10       15,000        (78)

 Pay 4.435% Fixed
 Receive 3 month LIBOR (Currently 3.78%) 5/11/09       5,000         (33)

 Total Interest Rate Swap Agreements (Premium Paid $0)               (256)

 SHORT-TERM INVESTMENTS 5.4%
 Money Market Funds 5.4%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       190,333       190,333

 Total Short-Term Investments (Cost $190,333)                        190,333

 SECURITIES LENDING COLLATERAL 22.1%
 Money Market Trust 22.1%
 State Street Bank and Trust Company of New Hampshire
 N.A., Securities Lending Quality
 Trust units, 3.514% #                                 781,796      781,796

 Total Securities Lending Collateral (Cost $781,796)                781,796

 FORWARD CURRENCY EXCHANGE CONTRACTS 0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                      (361)

 Total Forward Currency Exchange Contracts                          (361)

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (3)                                                      (342)

 Total Futures Contracts                                            (342)

 Total Investments in Securities
 124.3% of Net Assets (Cost $4,334,560)                $            4,396,419


 (1) Denominated in U.S. dollars unless otherwise noted
 # Seven-day yield
 ss. All or a portion of this security is on loan at
      August 31, 2005 - See Note 2
 +/- The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
      government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2005.
 +    Affiliated company - See Note 4.
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from
      registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $103,463 and represents 2.9% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GO   General Obligation
 IO Interest Only security for which the fund receives interest on notional principal (par)
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 PLN  Polish zloty
 PTC  Pass-Through Certificate
 REIT Real Estate Investment Trust STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA To Be Announced security was purchased on a forward commitment basis
 USD  U.S. dollar
 VR Variable Rate; rate shown is effective rate at period-end

 (2) Open Forward Currency Exchange Contracts at August 31, 2005
 were as follows:
 Amounts in (000s)
                                                               Unrealized
 Counterparty       Settlement  Receive          Deliver       Gain (Loss)
 CS First Boston    9/13/05     USD      10,768  EUR 9,000     $     (339)

 Morgan Stanley     9/23/05     USD      16,725  MXN 181,320          (4)

 J.P. Morgan Chase  11/1/05     USD      17,554  MXN 192,200          (65)

 Morgan Stanley     11/14/05    USD      32,273  EUR 26,040            47

 Net unrealized gain (loss)
 on open forward currency exchange contracts                   $       (361)


 (3) Open Futures Contracts at August 31, 2005 were as follows:
 ($ 000s)
                                                       Contract    Unrealized
                                          Expiration   Value       Gain (Loss)
 Short, 475 U.S. Treasury five year
 contracts, $334 par of 7.50% U.S.
 Treasury Bonds pledged as initial
 margin                                   12/05        $(51,817)   $    (465)

 Short, 570 U.S. Treasury ten year
 contracts, $1,591 par of 7.50% U.S.
 Treasury Bonds and 6.25% U.S.
 Treasury Notes pledged as initial
 margin                                   12/05         (66,551)        (598)

 Long, 255 Federal Republic of Germany
 five year contracts                      9/05           29,510            93

 Long, 100 Federal Republic of Germany
 ten year contracts                       9/05           12,356            39

 Net payments (receipts) of variation
 margin to date                                                           589

 Variation margin receivable (payable)
 on open futures contracts                                          $   (342)


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Income Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swap Agreements
The fund may invest in interest rate swap agreements under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates.

Forward Commitments and Dollar Rolls
At August 31, 2005, the fund held To Be Announced (TBA) mortgage backed securities purchased on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2005, the value of loaned securities was $796,325,000; aggregate collateral consisted of $781,796,000 in the money market pooled trust and U.S. government securities valued at $37,250,000.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $4,334,560,000. Net unrealized gain aggregated $61,276,000 at period-end, of which $133,807,000 related to appreciated investments and $72,531,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T.Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $2,138,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $190,333,000 and $252,338,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005